RESERVES (Tables)	12 Months Ended
Dec. 31, 2020
RESERVES [abstract]
Schedule of appropriations to reserves
	2018	2018	2019	2019	2020	2020
	Percentage	RMB’000	Percentage	RMB’000	Percentage	RMB’000

Statutory surplus reserve	10%	83,612	10%	78,264	-	-

Schedule of movements of special reserve - safety production fund
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Beginning of the year	-	-	-
Appropriation for retained earnings	242, 456	264,871	281,277
Utilization	(242,456)	(264,871)	(281,277)
End of the year	-	-	-